Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 644,538	$ 682,777
Trade accounts receivable less allowance for doubtful accounts of $403,657 in 2014 and $413,165 in 2013	3,176,410	3,037,274
Accounts receivable from related parties	201,784	153,118
Inventories	1,279,427	1,097,104
Prepaid expenses and other current assets	1,248,233	1,037,391
Deferred tax asset, current	254,768	279,052
Total current assets	6,805,160	6,286,716
Property, plant and equipment, net	3,299,880	3,091,954
Intangible assets	728,093	757,876
Goodwill	11,873,989	11,658,187
Deferred tax asset, non-current	117,461	104,167
Equity Method Investments	737,916	664,446
Other assets	582,758	556,560
Total assets	24,145,257	23,119,906
Current liabilities:
Accounts payable	559,031	542,597
Accounts payable to related parties	164,499	123,929
Accrued expenses and other current liabilities	2,054,683	2,012,533
Short-term borrowings and other financial liabilities	197,804	96,648
Short-term borrowings from related parties	161,984	62,342
Current portion of long-term debt and capital lease obligations	335,416	511,370
Income tax payable, current	178,032	170,360
Deferred tax liability, current	35,472	34,194
Total current liabilities	3,686,921	3,553,973
Total long-term debt less current maturities	8,444,284	7,746,920
Other liabilities	337,147	329,561
Pension liabilities	436,711	435,858
Income tax payable, non-current	185,476	176,933
Deferred tax liability, non-current	732,330	743,390
Total liabilities	13,822,869	12,986,635
Noncontrolling interests subject to put provisions	672,234	648,251
Company shareholders' equity:
Common stock, no par value, 1.00 Euro nominal value, 392,462,972 shares authorized, 309,111,125 issued and 301,562,174 outstanding	383,586	382,411
Treasury Stock	505,014	505,014
Additional paid-in capital	3,549,022	3,530,337
Retained earnings	6,498,618	6,377,417
Accumulated other comprehensive (loss)	(544,544)	(550,587)
Total Company shareholders' equity	9,381,668	9,234,564
Minority interest	268,486	250,456
Total equity	9,650,154	9,485,020
Total liabilities and equity	$ 24,145,257	$ 23,119,906